Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of activity of restricted share units
The following table summarizes the activity of restricted share units during fiscal years 2024, 2023 and 2022:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2021	186,796	8.70
Partial vesting of 2017 grant	(51,613)	9.20
Partial vesting of 2018 grant	(64,895)	8.50
Forfeitures	(8,522)	8.62
Outstanding at December 31, 2022	61,766	8.50
Partial vesting of 2018 grant	(60,623)	8.50
Forfeitures	(1,143)	8.50
Outstanding at December 31, 2023	—	—
Outstanding at December 31, 2024	—	—
Exercisable at December 31, 2024	—	—

Summary of phantom RSU award activity
The following table provides information about the awards granted by the Company and pending of vesting as of December 31, 2024:

Grant	Units	Vesting period
2022	795,013	May 2025
2023	733,972	May 2026
2024	28,800	April 2025
	620,529	May 2027
The following table summarizes the activity under the plan as of December 31, 2024:

	Units	Settlement
Outstanding at December 31, 2021	2,040,488	$—
Grant 2022	907,536	—
Partial vesting of 2019 grant	(63,257)	431
Vesting of 2021 grant	(44,093)	320
Forfeitures	(128,919)	—
Outstanding at December 31, 2022	2,711,755	—
Grant 2023	769,375	—
Partial vesting of 2019 grant	(59,616)	512
Vesting of 2022 grant	(41,055)	326
Forfeitures	(180,272)	—
Outstanding at December 31, 2023	3,200,187	—
Grant 2024	651,575
Vesting of 2019 grant	(943,288)	10,480
Vesting of 2021 grant	(692,422)	7,693
Vesting of 2023 grant	(32,599)	351
Forfeitures	(5,139)
Outstanding at December 31, 2024	2,178,314	—
The following table provides a summary of the plan as of December 31, 2024:

Total Non-vested (i)
Number of units outstanding	2,178,314
Current share price	7.28
Total fair value of the plan	15,858
Weighted-average accumulated percentage of service	57.63%
Accrued liability (ii)	9,139
Compensation expense not yet recognized (iii)	6,719

(i)Related to awards that will vest between April 2025 and May 2027.
(ii)Presented within “Accrued payroll and other liabilities” in the Company’s current and non-current liabilities balance sheet.
(iii)Expected to be recognized in a weighted-average period of 1.8 years.